Note 17 - Financial Risk Management - Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Non-current financial liabilities	$ 23	$ 68
Current financial liabilities	19,125	13,040
Total financial liabilities, including interest	71,280	47,541
Lease liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities	1,944	3,224
Current financial liabilities	3,482	4,914
Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities, including interest	160	505
Current financial liabilities, including interest	7,793	337
Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities	38,753	25,454
Not later than one year [member]
Statement Line Items [Line Items]
Non-current financial liabilities	0	0
Current financial liabilities	19,125	13,040
Total financial liabilities, including interest	69,153	43,744
Not later than one year [member] | Lease liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities	0	0
Current financial liabilities	3,482	4,914
Not later than one year [member] | Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities, including interest	0	0
Current financial liabilities, including interest	7,793	337
Not later than one year [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities	38,753	25,454
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Non-current financial liabilities	0	0
Current financial liabilities	0	0
Total financial liabilities, including interest	2,104	3,729
Later than one year and not later than three years [member] | Lease liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities	1,944	3,224
Current financial liabilities	0	0
Later than one year and not later than three years [member] | Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities, including interest	160	505
Current financial liabilities, including interest	0	0
Later than one year and not later than three years [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities	0	0
Later than three years [member]
Statement Line Items [Line Items]
Non-current financial liabilities	23	68
Current financial liabilities	0	0
Total financial liabilities, including interest	23	68
Later than three years [member] | Lease liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities	0	0
Current financial liabilities	0	0
Later than three years [member] | Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities, including interest	0	0
Current financial liabilities, including interest	0	0
Later than three years [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities	$ 0	$ 0